BANK LOANS - Short-term bank loans - Narrative (Details)										1 Months Ended		12 Months Ended
	Jun. 25, 2024 CNY (¥)	Jun. 25, 2024 USD ($)	Jun. 18, 2024 CNY (¥)	Jun. 11, 2024 CNY (¥)	Jun. 13, 2023 CNY (¥)	Jun. 13, 2023 USD ($)	Jun. 09, 2023 CNY (¥)	Jun. 09, 2023 USD ($)	Jun. 06, 2023 CNY (¥)	Aug. 31, 2022 CNY (¥)	Aug. 31, 2022 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 25, 2024 USD ($)	Jun. 18, 2024 USD ($)	Jun. 11, 2024 USD ($)	Jun. 06, 2023 USD ($)	Aug. 31, 2022 USD ($)
BANK LOANS
Proceeds from debt												¥ 11,581,000	$ 1,593,599	¥ 13,491,481		¥ 10,000,000
Repayments of debt												11,632,755	1,600,720	11,040,000		15,000,000
Restricted cash												848,936	116,817	731,545	$ 100,664	723,560
Interest expense on bank loan												332,881	45,806	416,481		¥ 486,757
Bank of Kunlun
BANK LOANS
Face amount of debt										¥ 2,900,000											$ 408,456
Term of debt										18 months	18 months
Interest rate (as a percent)										6.00%											6.00%
Proceeds from debt										¥ 1,000,000	$ 140,847
Repayments of debt												¥ 131,274	$ 18,064	¥ 50,000	$ 6,880
Collateral value of debt										¥ 6,500,000											$ 1,000,000.0
Industry and Commercial Bank of China Due June 7, 2024 [Member] | Revolving loan facility
BANK LOANS
Term of debt									1 year
Interest rate (as a percent)									2.50%											2.50%
Proceeds from debt					¥ 5,000,000	$ 688,023	¥ 5,000,000	$ 688,023
Collateral value of debt									¥ 17,000,000.0											$ 2,300,000
Maximum borrowing capacity									¥ 10,000,000											$ 1,376,046
Industry and Commercial Bank of China Due June 24, 2025 [Member] | Revolving loan facility
BANK LOANS
Term of debt	1 year	1 year
Interest rate (as a percent)	2.80%																2.80%
Proceeds from debt	¥ 10,000,000	$ 1,376,046
Collateral value of debt	17,000,000.0																$ 2,300,000
Maximum borrowing capacity	¥ 10,000,000																$ 1,376,046
Industry and Commercial Bank of China Due June 18, 2025 [Member] | Revolving loan facility
BANK LOANS
Term of debt			12 months
Interest rate (as a percent)			3.20%															3.20%
Maximum borrowing capacity			¥ 476,000															$ 65,500
China Construction Bank Due June 9, 2024 [Member] | Revolving loan facility
BANK LOANS
Term of debt									12 months
Interest rate (as a percent)									3.95%											3.95%
Maximum borrowing capacity									¥ 1,500,000											$ 206,407
China Construction Bank Due June 11, 2025 [Member] | Revolving loan facility
BANK LOANS
Face amount of debt				¥ 1,105,000															$ 152,053
Term of debt				12 months
Interest rate (as a percent)				3.95%															3.95%